Significant Transactions -- OM Pro Forma (Details) - OneMain $ in Millions	3 Months Ended
Mar. 31, 2015 USD ($)
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Business acquisition, pro-forma interest income	$ 795
Business acquisition, pro-forma net income (loss)	$ 41